File No. 333-23267

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 4

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

      The First Trust Special Situations Trust, Series 193
              COMMUNICATIONS GROWTH TRUST, SERIES 1
                  ENERGY GROWTH TRUST, SERIES 2
           INVESTMENT SERVICES GROWTH TRUST, SERIES 1
               OUTSOURCING GROWTH TRUST, SERIES 1
                    SMALL-CAP TRUST, SERIES 1
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  July 31, 2001
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)



             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                       COMMUNICATIONS GROWTH TRUST SERIES
                                  519,943 UNITS


PROSPECTUS
Part One
Dated July 31, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The First Trust Special Situations Trust, Series 193, Communications Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by communication companies. At June 18, 2001, each Unit represented a 1/519,943 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including income and principal cash. At June 18, 2001, the Public Offering Price per Unit was $15.506 (see "Public Offering" in Part
Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                      COMMUNICATIONS GROWTH TRUST SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 18, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        519,943
Fractional Undivided Interest in the Trust per Unit                  1/519,943
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $7,819,635
   Aggregate Value of Securities per Unit                              $15.039
   Income and Principal cash (overdraft) in the Portfolio                 $984
   Income and Principal cash (overdraft) per Unit                        $.002
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including income and principal cash)                                $.465
   Public Offering Price per Unit                                      $15.506
Redemption Price and Sponsor's Repurchase Price per Unit
   ($.465 less than the Public Offering Price per Unit)                $15.041

Date Trust Established                                          April 16, 1997
Mandatory Termination Date                                      April 15, 2002
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0010 per unit annually.
Annual amortization of organization and offering costs: $5,513 annually. Trustee's Annual Fee: $.0096 per unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 2,500 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 193,
Communications Growth Trust Series


We have audited the statement of assets and liabilities of The First Trust Special Situations Trust, Series 193, Communications Growth Trust Series (the "Trust"), including the schedule of investments, at March 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended March 31, 2000 and 1999, have been audited by other auditors whose report, dated July 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 193, Communications Growth Trust Series, at March 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
July 16, 2001

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                       COMMUNICATIONS GROWTH TRUST SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2001


ASSETS

Securities, at market value (cost, $6,329,613) (Note 1)            $9,490,882
Dividends receivable                                                   16,551
Receivable from investment transactions                                32,015
Unamortized deferred organization and offering costs                    5,739
                                                                   ----------
Total Assets                                                       $9,545,187
                                                                   ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                   $ 2,520
Cash overdraft                                                         39,541
Unit redemptions payable                                                7,614
                                                                   ----------
Total Liabilities                                                      49,675
                                                                   ----------

Net assets, applicable to 551,486 outstanding
     units of fractional undivided interest:
   Cost of Trust assets (Note 1)                                    6,329,613
   Net unrealized appreciation (depreciation) (Note 2)              3,161,269
   Distributable funds (deficit)                                      393,706
   Less deferred sales charge (Note 3)                               (389,076)
                                                                   ----------
                                                                    9,495,512
                                                                   ----------

Total Liabilities and Net Assets                                   $9,545,187
                                                                   ==========

Net asset value per unit                                              $17.218
                                                                   ==========


See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                       COMMUNICATIONS GROWTH TRUST SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2001

  Number of                                                             Market
   Shares            Name of Issuer of Equity Securities*                Value

                     COMPUTER NETWORKING - 9%
                     -------------------
    6,691(8)         3Com Corporation                                  $38,266
    6,715            Cabletron Systems, Inc.                            86,623
   39,034            Cisco Systems, Inc.                               617,245
   10,223(8)         Palm, Inc.                                         85,935
                     COMMUNICATIONS EQUIPMENT - 18%
                     ------------------------
   31,670(2)         ADC Telecommunications, Inc.                      269,195
    7,687            ADTRAN, Inc.                                      188,816
    2,251(5)         Avaya Inc.                                         29,263
   24,861(5)         Lucent Technologies, Inc.                         247,864
   10,991(4)         Motorola, Inc.                                    156,732
   25,485(2)(3)      Nortel Networks Corporation (formerly,
                        Northern Telecom Limited)                      358,064
   10,486            Tellabs, Inc.                                     426,654
                     COMMUNICATIONS SERVICES - 54%
                     -----------------------
   10,611(7)         America Movil (ADR)                               155,451
   10,729            BellSouth Corporation                             439,031
    7,186            Compania de Telecomunicaciones
                        de Chile S.A. (ADR)                             94,855
   28,721            Qwest Communications, Inc                       1,006,671
   12,963(6)         Pacific Century Cyberworks Ltd. (ADR)              51,204
    3,232            Reuters Group Plc (ADR)                           241,592
   18,369            SBC Communications, Inc.                          819,808
    9,628            Telefonica de Espana S.A. (ADR)                   461,181
   10,301(7)         Telefonos de Mexico S.A. (ADR)                    324,894
   47,906            Vodafone Group Plc (ADR)                        1,300,648
   14,143            WorldCom, Inc. (formerly, MCI WorldCom, Inc.)     264,304
                     WIRELESS COMMUNICATIONS - 19%
                     -----------------------
    5,941            Andrew Corporation                                 85,402
   52,532(1)         LM Ericsson AB (ADR)                              293,864
   60,305(1)         Oy Nokia AB (ADR)                               1,447,320
                                                                    ----------

                     Total investments (total cost $6,329,613)      $9,490,882
                                                                    ==========


* Percentages are calculated based upon the total market value of investments.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                       COMMUNICATIONS GROWTH TRUST SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2001

(1)   The number of shares reflects the effect of a four for one stock split.

(2)   The number of shares reflects the effect of a two for one stock split.

(3) This equity security is a U.S. dollar denominated common stock of a Canadian company that trades directly on a United States national securities exchange.

(4)   The number of shares reflects the effect of a three for one stock split.

(5) In September 2000, Lucent Technologies, Inc ("Lucent"), one of the Trust's original holdings, spun off Avaya Inc. ("Avaya"). Each shareholder of Lucent received .0833 shares of Avaya for each share of Lucent held.

(6) In August 2000, Cable and Wireless HKT Ltd. ("Cable and Wireless"), one of the Trust's original holdings, was acquired by Pacific Century Cyberworks Ltd. ("Pacific"). Each shareholder of Cable and Wireless received 1.10 shares of Pacific for each share of Cable and Wireless held.

(7) In February 2001, Telefonos de Mexico S.A. ("Telefonos"), one of the Trust's original holdings, spun off America Movil S.A. ("America"). Each shareholder of Telefonos received one share of America for each share of Telefonos held.

(8) In July 2000, 3Com Corporation ("3Com"), one of the Trust's original holdings, spun off Palm, Inc. ("Palm"). Each shareholder of 3Com received 1.4832 shares of Palm for each share of 3Com held.



See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                       COMMUNICATIONS GROWTH TRUST SERIES

                            STATEMENTS OF OPERATIONS


                                                 Year ended March 31
                                            2001        2000        1999

Dividend income (net of foreign taxes
   of $13,608 for 2001)                    $84,111     $96,225     $121,139

Expenses:
   Trustee and other service fees           (7,096)     (5,518)     (11,319)
   Evaluator's fees                         (1,917)     (2,204)      (3,118)
   Supervisory fees                         (2,523)     (2,496)      (3,842)
   Administrative fees                        (672)       (684)        (997)
   Amortization of organization and
     offering costs                         (5,513)     (5,513)      (5,513)
   Other expenses                           (3,139)     (5,250)      (5,250)
                                       ------------------------------------
   Total expenses                          (20,860)    (21,665)     (30,039)
                                       ------------------------------------
     Investment income (loss) - net         63,251      74,560       91,100

Net gain (loss) on investments:
   Net realized gain (loss)              2,354,557   2,137,123    1,486,895
   Change in net unrealized
     appreciation (depreciation)       (16,019,591) 10,896,918    5,123,608
                                       ------------------------------------
                                       (13,665,034) 13,034,041    6,610,503
                                       ------------------------------------
Net increase (decrease) in net assets
   resulting from operations          $(13,601,783)$13,108,601   $6,701,603
                                      =====================================



See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                       COMMUNICATIONS GROWTH TRUST SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS


                                            Year ended March 31,
                                            2001       2000         1999

Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net               $63,251     $74,560     $91,100
   Net realized gain (loss) on investments 2,354,557 2,137,123 1,486,895 Net unrealized appreciation
      (depreciation) on investments         (16,019,591) 10,896,918   5,123,608
                                           ------------------------------------
                                            (13,601,783) 13,108,601   6,701,603

Units issued                                     -           -            -

Unit redemptions (122,717, 106,719 and
   387,980 units in 2001, 2000 and 1999,
   respectively)                             (3,749,909) (3,258,078) (6,447,729)

Distributions to unit holders:
   Investment gain (loss) - net                 (61,471)    (75,565)   (106,470)
   Principal from investment transactions           -      (112,389)       -
                                           ------------------------------------
                                                (61,471)   (187,954)   (106,470)
                                           ------------------------------------
Total increase (decrease)
   in net assets                            (17,413,163)  9,662,569     147,404

Net assets:
   Beginning of year                         26,908,675  17,246,106  17,098,702
                                           ------------------------------------
   End of year (including distributable
      funds (deficit) applicable to Trust
      units of $393,706, $424,966 and
      $223,015 at March 31, 2001,
      2000 and 1999, respectively)           $9,495,512 $26,908,675 $17,246,106
                                            ===================================

Trust units outstanding at the
   end of the period                            551,486     674,203     780,922
                                            ===================================



See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                       COMMUNICATIONS GROWTH TRUST SERIES

                          NOTES TO FINANCIAL STATEMENTS


1.   Significant accounting policies

The Communications Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by communication companies.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, of $.0096 per annum per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $27,564, have been deferred and are being amortized over five years from the Initial Date of Deposit.

Reclassification -

Certain expenses in prior years have been reclassified to conform to the current year presentation.


2.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2001 follows:


               Unrealized appreciation                          $4,332,946
               Unrealized depreciation                          (1,171,677)
                                                                ----------
                                                                $3,161,269
                                                                ==========

3.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout each period -

Dividend income, Expenses and Investment gain (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the year.


                                              Year ended March 31,
                                        2001         2000            1999

Dividend income                     $.137        $.131           $.126
Expenses                            (.034)       (.030)          (.031)
                                  ------------------------------------
     Investment gain (loss) - net    .103         .101            .095

Distributions to unit
holders:
   Investment gain (loss) - net     (.099)       (.102)          (.105)
   Principal from investment
     transactions                      -         (.157)             -

Net gain (loss) on investments    (22.698)      17.986           7.466
                                  ------------------------------------
     Total increase (decrease)
     in net assets                (22.694)      17.828           7.456

Net assets:
   Beginning of period             39.912       22.084          14.628
                                  ------------------------------------

   End of period                  $17.218      $39.912         $22.084
                                  ====================================

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                       COMMUNICATIONS GROWTH TRUST SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                 Nike Securities L.P.
                                           1001 Warrenville Road
                                           Lisle, Illinois  60532
                                           (800) 621-1675

                  TRUSTEE:                 The Chase Manhattan Bank
                                           4 New York Plaza, 6th Floor
                                           New York, New York  10004-2413

                  LEGAL COUNSEL            Chapman and Cutler
                  TO SPONSOR:              111 West Monroe Street
                                           Chicago, Illinois  60603

                  LEGAL COUNSEL            Carter, Ledyard & Milburn
                  TO TRUSTEE:              2 Wall Street
                                           New York, New York  10005

                  INDEPENDENT              Deloitte & Touche LLP
                  AUDITORS:                180 North Stetson Avenue
                                           Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                          ENERGY GROWTH TRUST, SERIES 2
                                  571,855 UNITS


PROSPECTUS
Part One
Dated July 31, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The First Trust Special Situations Trust, Series 193, Energy Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by energy companies. At June 18, 2001, each Unit represented a 1/571,855 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including income and principal cash. At June 18, 2001, the Public Offering Price per Unit was $13.862 (see "Public Offering" in Part
Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        ENERGY GROWTH TRUST, SERIES 2
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 18, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        571,855
Fractional Undivided Interest in the Trust per Unit                  1/571,855
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $7,709,476
   Aggregate Value of Securities per Unit                              $13.481
   Income and Principal cash (overdraft) in the Portfolio            $(20,164)
   Income and Principal cash (overdraft) per Unit                      $(.035)
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including income and principal cash)                                $.416
   Public Offering Price per Unit                                      $13.862
Redemption Price and Sponsor's Repurchase Price per Unit
   ($.416 less than the Public Offering Price per Unit)                $13.446

Date Trust Established                                          April 16, 1997
Mandatory Termination Date                                      April 15, 2002
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0010 per unit annually.
Annual amortization of organization and offering costs: $5,106 annually. Trustee's Annual Fee: $.0096 per unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 2,500 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 193,
Energy Growth Trust, Series 2


We have audited the statement of assets and liabilities of The First Trust Special Situations Trust, Series 193, Energy Growth Trust, Series 2 (the "Trust"), including the schedule of investments, as of March 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended March 31, 2000 and 1999, have been audited by other auditors whose report, dated July 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 193, Energy Growth Trust, Series 2, at March 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
July 16, 2001

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                          ENERGY GROWTH TRUST, SERIES 2

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2001

ASSETS

Securities, at market value (cost, $6,707,422) (Note 1)            $8,015,708
Dividends receivable                                                    1,805
Receivable from investment transactions                                45,614
Unamortized deferred organization and offering costs                    5,315
                                                                   ----------
Total Assets                                                       $8,068,442
                                                                   ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                    $2,857
Unit redemptions payable                                               14,184
Cash overdraft                                                         45,314
                                                                   ----------
Total Liabilities                                                      62,355
                                                                   ----------

Net assets, applicable to 588,039 outstanding
     units of fractional undivided interest:
   Cost of Trust assets (Note 1)                                    6,707,422
   Net unrealized appreciation (depreciation) (Note 2)              1,308,286
   Distributable funds (deficit)                                      676,930
   Less deferred sales charge (Note 3)                               (686,551)
                                                                   ----------
                                                                    8,006,087
                                                                   ----------

Total Liabilities and Net Assets                                   $8,068,442
                                                                   ==========

Net asset value per unit                                              $13.615
                                                                   ==========



See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                          ENERGY GROWTH TRUST, SERIES 2

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2001


  Number of                                                             Market
   Shares            Name of Issuer of Equity Securities                 Value

                     NATURAL GAS - 12%
                     -----------
    4,396            El Paso Corporation (formerly, El Paso
                        Energy Corporation)                           $287,059
   12,368            Enron Corporation                                 718,581
                     OIL AND GAS, PRODUCTION - 7%
                     -----------------------
    7,329            Apache Corporation                                422,224
    6,434            Nuevo Energy Company                              114,011
                     OILFIELD SERVICE AND EQUIPMENT - 49%
                     ------------------------------
    9,630            BJ Services Company                               685,656
   16,884            Baker Hughes, Inc.                                613,058
   11,129            Global Marine, Inc.                               284,902
   14,713            Input/Output, Inc.                                137,567
   11,304            Nabors Industries, Inc.                           585,999
   11,329            Rowan Companies, Inc.                             311,548
    4,433            Schlumberger, Ltd.                                255,385
    4,917            Tidewater, Inc.                                   222,248
   19,424(1)         Transocean Sedco Forex, Inc.
                        (formerly, Transocean Offshore, Inc.)          842,030
                     OILS, INTEGRATED - 32%
                     ----------------
    7,357            BP Amoco Plc (ADR)                                365,054
    3,565            Chevron Corporation                               313,007
    9,136            Exxon Mobil Corporation                           740,016
   15,845            Repsol S.A. (ADR)                                 281,724
    5,342(2)         Royal Dutch Petroleum Company                     296,161
    4,376            Texaco, Inc.                                      290,566
    8,598            YPF Socied Anonima (ADR)                          248,912
                                                                    ----------
                     Total investments (total cost $6,707,422)      $8,015,708
                                                                    ==========



* Percentages are calculated based on total market value of investments.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                          ENERGY GROWTH TRUST, SERIES 2

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2001


(1) In February 2001, R&B Falcon Corporation ("R&B"), one of the Trust's original holdings, was acquired by Transocean Sedco Forex, Inc. ("Transocean"), also one of the Trust's original holdings. Each shareholder of R&B received .5 shares of Transocean for each share of R&B held.

(2)   This equity  security is a U.S.  dollar  denominated  common  stock of a
      Dutch  company  that  trades   directly  on  a  United  States  national
      securities exchange.



See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                          ENERGY GROWTH TRUST, SERIES 2

                            STATEMENTS OF OPERATIONS


                                                  Year ended March 31,
                                          2001         2000          1999

Dividend income                         $101,518      $166,038     $229,206

Expenses:
   Trustee and other service fees         (8,870)      (13,136)     (24,286)
   Evaluator's fees                       (2,438)       (3,027)      (5,018)
   Supervisory fees                       (3,186)       (3,858)      (6,286)
   Administrative fees                      (910)       (1,066)      (1,791)
   Amortization of organization
     and offering costs                   (5,106)       (5,106)      (5,106)
   Other expenses                         (2,885)       (3,465)      (3,675)
                                       -------------------------------------
   Total expenses                        (23,395)      (29,658)     (46,162)
                                       -------------------------------------
     Investment income (loss) - net       78,123       136,380      183,044

Net gain (loss) on investments:
   Net realized gain (loss)              583,974      (232,986)    (841,060)
   Change in net unrealized
     appreciation (depreciation)        (380,068)    4,972,662   (4,163,314)
                                       -------------------------------------
                                         203,906     4,739,676   (5,004,374)
                                       -------------------------------------
Net increase (decrease) in net
   assets resulting from operations     $282,029    $4,876,056  $(4,821,330)
                                       =====================================



See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                          ENERGY GROWTH TRUST, SERIES 2

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                    Year ended March 31,
                                             2000       1999          1998
Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net            $78,123     $136,380      $183,044
   Net realized gain (loss) on investments   583,974     (232,986)     (841,060)
   Net unrealized appreciation
     (depreciation) on investments          (380,068)   4,972,662    (4,163,314)
                                           ------------------------------------
                                             282,029    4,876,056    (4,821,330)

Unit redemptions (232,594, 471,830 and
   505,639 units in 2001, 2000 and 1999,
   respectively)                          (3,256,266)  (5,129,963)   (4,765,261)

Distributions to unit holders:
   Investment income (loss) - net            (75,220)   (143,008)     (179,751)
   Principal from investment transactions          -           -    (1,244,230)
                                          ------------------------------------
                                             (75,220)   (143,008)   (1,423,981)
                                          ------------------------------------
Total increase (decrease) in net assets   (3,049,457)   (396,915)  (11,010,572)

Net assets:
   Beginning of year                      11,055,544  11,452,459    22,463,031
                                          ------------------------------------
   End of year (including distributable
      funds (deficit) applicable to Trust
      units of $676,930, $719,849,and
      $735,944 at March 31, 2001,
      2000 and 1999, respectively)        $8,006,087 $11,055,544   $11,452,459
                                         ======================================

Trust units outstanding at
   the end of the period                     588,039     820,633     1,292,463



See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                          ENERGY GROWTH TRUST, SERIES 2

                          NOTES TO FINANCIAL STATEMENTS


1.   Significant accounting policies

The Energy Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by energy companies.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of the Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0096 per annum per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $25,529, have been deferred and are being amortized over five years from the Initial Date of Deposit.

Reclassification -

Certain expenses in prior years have been reclassified to conform to current year presentation.


2. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation at March 31, 2000 follows:


               Unrealized appreciation                          $1,926,958
               Unrealized depreciation                            (618,672)
                                                                ----------
                                                                $1,308,286
                                                                ==========

3.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.545% of the public offering price which is equivalent to approximately 4.5% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made monthly on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout each year -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each year. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions.


                                               Year ended March 31,
                                          2001         2000          1999

Dividend income                           $.147        $.151         $.146
Expenses                                  (.034)       (.027)        (.029)
                                        ----------------------------------
     Investment income (loss) - net        .113         .124          .117

Distributions to unit holders:
   Investment gain (loss) - net           (.106)       (.127)       (.114)
   Principal from investment
      transactions                           -             -        (.853)

Net gain (loss) on investments             .136        4.614       (2.782)
                                        ----------------------------------
     Total increase (decrease)
       in net assets                       .143        4.611       (3.632)

Net assets:
   Beginning of year                     13.472        8.861        12.493
                                        ----------------------------------
   End of year                          $13.615      $13.472        $8.861
                                        ==================================

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                          ENERGY GROWTH TRUST, SERIES 2

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                The Chase Manhattan Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                   INVESTMENT SERVICES GROWTH TRUST SERIES
                                  589,104 UNITS


PROSPECTUS
Part One
Dated July 31, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The First Trust Special Situations Trust, Series 193, Investment Services Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by brokerage and investment services companies. At June 18, 2001, each Unit represented a 1/589,104 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including income and principal cash. At June 18, 2001, the Public Offering Price per Unit was $21.402 (see "Public Offering" in Part
Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                   INVESTMENT SERVICES GROWTH TRUST SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 18, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        589,104
Fractional Undivided Interest in the Trust per Unit                  1/589,104
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $12,232,056
   Aggregate Value of Securities per Unit                              $20.764
   Income and Principal cash (overdraft) in the Portfolio             $(2,532)
   Income and Principal cash (overdraft) per Unit                      $(.004)
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including income and principal cash)                                $.642
   Public Offering Price per Unit                                      $21.402
Redemption Price and Sponsor's Repurchase Price per Unit
   ($.642 less than the Public Offering Price per Unit)                $20.760

Date Trust Established                                          April 16, 1997
Mandatory Termination Date                                      April 15, 2002
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open. Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0010 per unit annually.
Annual amortization of organization and offering costs: $6,306 annually. Trustee's Annual Fee: $.0096 per unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 2,500 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 193,
Investment Services Growth Trust Series


We have audited the statement of assets and liabilities of The First Trust Special Situations Trust, Series 193, Investment Services Growth Trust Series (the "Trust"), including the schedule of investments, at March 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended March 31, 2000 and 1999, have been audited by other auditors whose report, dated July 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 193, Investment Services Growth Trust Series, at March 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
July 16, 2001

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                   INVESTMENT SERVICES GROWTH TRUST SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2001


ASSETS

Securities, at market value (cost, $6,602,039) (Note 1)           $11,957,710
Dividends receivable                                                   15,073
Cash                                                                   25,113
Receivable from investment transactions                                12,509
Unamortized deferred organization and offering costs                    6,564
                                                                  -----------
Total Assets                                                      $12,016,969
                                                                  ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                    $2,824
                                                                  -----------
Total Liabilities                                                       2,824
                                                                  -----------

Net assets, applicable to 607,853 outstanding units of
     fractional undivided interest:
   Cost of Trust assets (Note 1)                                    6,602,039
   Net unrealized appreciation (depreciation) (Note 2)              5,355,671
   Distributable funds (deficit)                                      739,778
   Less deferred sales charge (Note 3)                               (683,343)
                                                                  -----------
                                                                   12,014,145
                                                                  -----------

Total Liabilities and Net Assets                                  $12,016,969
                                                                  ===========

Net asset value per unit                                              $19.765
                                                                  ===========


See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                   INVESTMENT SERVICES GROWTH TRUST SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2001

  Number of                                                              Market
   Shares            Name of Issuer of Equity Securities                  Value

    9,342            Bear Stearns Companies, Inc.                     $427,303
   14,726(6)         CitiGroup, Inc.                                   662,375
   44,537(5)         Eaton Vance Corp.                               1,382,874
   10,895            A.G. Edwards, Inc.                                403,115
   15,380(3)         Fahnestock Viner Holdings, Inc.                   398,342
   18,296            First Union Corporation                           603,768
   13,172            Fleet Boston Financial Corporation                497,243
    8,967            Franklin Resources, Inc.                          350,699
   11,437            Investment Technology Group, Inc.                 585,574
   11,361            Jefferies Group, Inc.                             327,765
   13,913            KeyCorp                                           358,955
   14,255            Legg Mason, Inc.                                  600,136
   15,421(5)         Lehman Brothers Holdings, Inc.                    966,897
   11,068(5)         Merrill Lynch & Company, Inc.                     613,167
    3,045(4)         MONY Group Inc.                                   101,094
   22,530            Morgan Keegan, Inc.                               609,437
   13,529            Morgan Stanley, Dean Witter, and Company          723,802
   12,463            T. Rowe Price Group (formerly, T. Rowe
                        Price Associates)                              390,254
   16,691            Raymond James Financial, Inc.                     464,010
   48,358(2)         Charles Schwab Corporation                        745,680
   18,063(1)         Southwest Securities Group, Inc.                  335,972
    2,842(7)         UBS A.G.                                          409,248
                                                                   -----------
                     Total investments (total cost $6,602,039)     $11,957,710
                                                                   ===========

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                   INVESTMENT SERVICES GROWTH TRUST SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2001


(1)   The number of shares reflects the effect of a 10% stock dividend.

(2)   The number of shares reflects the effect of a three for two stock split.

(3) This equity security is a U.S. dollar denominated common stock of a Canadian company that trades directly on a United States national securities exchange.

(4) In February 2001, Advest Group Inc. (Advest), one of the Trust's original holdings, was acquired by MONY Group Inc. (MONY). Each shareholder of Advest received .8695 shares of MONY for each share of Advest held.

(5)   The number of shares reflects the effect of a two for one stock split.

(6)   The number of shares reflects the effect of a four for three stock split.

(7) In November 2000, Paine Webber Group, Inc. (Paine Webber), one of the Trust's original holdings, was acquired by UBS AG (UBS). Each shareholder of Paine Webber received .4954 shares of UBS for each share of Paine Webber held.



See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                   INVESTMENT SERVICES GROWTH TRUST SERIES

                            STATEMENTS OF OPERATIONS


                                            Year ended March 31,
                                          2001          2000         1999

Dividend income                         $188,170      $210,437     $225,127

Expenses:
   Trustee and other service fees         (7,277)      (10,212)     (24,449)
   Evaluator's fees                       (2,125)       (2,395)      (4,175)
   Supervisory fees                       (2,627)       (3,053)      (4,270)
   Administrative fees                      (686)         (855)      (1,220)
   Amortization of organization and
     offering costs                       (6,306)       (6,306)      (6,306)
   Other expenses                         (2,885)       (3,465)      (5,250)
                                       -------------------------------------
   Total expenses                        (21,906)      (26,286)     (45,670)
                                       -------------------------------------
     Investment income (loss) - net      166,264       184,151      179,457

Net gain (loss) on investments:
   Net realized gain (loss)            4,026,897     2,748,042    2,105,548
   Change in net unrealized
     appreciation (depreciation)      (2,952,857)    1,171,169   (1,889,039)
                                      -------------------------------------
                                       1,074,040     3,919,211      216,509
                                      -------------------------------------
Net increase (decrease) in net
   assets resulting from operations   $1,240,304    $4,103,362     $395,966
                                      =====================================



See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                   INVESTMENT SERVICES GROWTH TRUST SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS



                                                  Year ended March 31,
                                              2001         2000         1999
Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net            $166,264     $184,151     $179,457
   Net realized gain (loss) on investments  4,026,897    2,748,042    2,105,548
Change in net unrealized appreciation
     (depreciation) on investments         (2,952,857)   1,171,169   (1,889,039)
                                          -------------------------------------
                                            1,240,304    4,103,362      395,966

Units issued                                      -            -            -

Unit redemptions (130,689, 290,249 and
   415,528 in 2001, 2000, and 1999,
   respectively)                           (3,280,496)  (5,883,881)  (7,324,683)

Distributions to unit holders:
   Investment gain (loss) - net              (158,504)    (170,122)    (169,360)
   Principal from investment
      transactions                         (2,893,038)    (906,036)           -
                                          -------------------------------------
                                           (3,051,542)  (1,076,158)    (169,360)
                                          -------------------------------------
Total increase (decrease) in net assets    (5,091,734)  (2,856,677)  (7,098,077)

Net assets:
   Beginning of the year                   17,105,879   19,962,556   27,060,633
                                          -------------------------------------
   End of the year (including
     distributable funds (deficit)
     applicable to Trust units of
     $739,778, $754,201 and $609,430 at
     March 31, 2001, 2000 and 1999,
     respectively)                        $12,014,145  $17,105,879  $19,962,556
                                          =====================================

Trust units outstanding at the
   end of the period                          607,853      738,542    1,028,791
                                          =====================================



See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                   INVESTMENT SERVICES GROWTH TRUST SERIES

                          NOTES TO FINANCIAL STATEMENTS


1.   Significant accounting policies

The Investment Services Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by brokerage and investment services companies.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0096 per annum per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $31,529, have been deferred and are being amortized over five years from the Initial Date of Deposit.

Reclassification -

Certain expenses in the prior years have been reclassified to conform to the current year presentation.


2. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2001 follows:


               Unrealized appreciation                          $5,624,230
               Unrealized depreciation                            (268,559)
                                                                ----------
                                                                $5,355,671
                                                                ==========

3.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout each period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the year.


                                               Year ended March 31,
                                           2001         2000         1999

Dividend income                           $.279        $.241         $.184
Expenses                                  (.033)       (.030)        (.037)
                                         ---------------------------------
     Investment income (loss) - net        .246         .211          .147

Distributions to unit holders:
   Investment gain (loss) - net           (.234)       (.197)       (.138)
   Principal from investment
      transactions                       (4.595)      (1.194)          -

Net gain (loss) on investments            1.186        4.938         .659
                                         --------------------------------
     Total increase (decrease)
       in net assets                     (3.397)       3.758         .668

Net assets:
   Beginning of the period               23.162       19.404       18.736
                                         --------------------------------
   End of the period                    $19.765      $23.162      $19.404
                                        =================================

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                   INVESTMENT SERVICES GROWTH TRUST SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                The Chase Manhattan Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                         OUTSOURCING GROWTH TRUST SERIES
                                  31,532 UNITS


PROSPECTUS
Part One
Dated July 31, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The First Trust Special Situations Trust, Series 193, Outsourcing Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies involved in providing business services, electronics manufacturing, information services and staffing. At June 18, 2001, each Unit represented a 1/31,532 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including income and principal cash. At June 18, 2001, the Public Offering Price per Unit was $15.235 (see "Public Offering" in Part
Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                       OUTSOURCING GROWTH TRUST SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 18, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                         31,532
Fractional Undivided Interest in the Trust per Unit                   1/31,532
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                     $481,446
   Aggregate Value of Securities per Unit                              $15.268
   Income and Principal cash (overdraft) in the Portfolio            $(15,480)
   Income and Principal cash (overdraft) per Unit                      $(.491)
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including income and principal cash)                                $.458
   Public Offering Price per Unit                                      $15.235
Redemption Price and Sponsor's Repurchase Price per Unit
   ($.458 less than the Public Offering Price per Unit)                $14.777

Date Trust Established                                          April 16, 1997
Mandatory Termination Date                                      April 15, 2002
Evaluator's Annual Fee: $.0030 per unit Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open. Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0010 per unit annually.
Annual amortization of organization and offering costs: $1,400 annually. Trustee's Annual Fee: $.0096 per unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 2,500 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 193,
Outsourcing Growth Trust Series


We have audited the statement of assets and liabilities of The First Trust Special Situations Trust, Series 193, Outsourcing Growth Trust Series (the "Trust"), including the schedule of investments, at March 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended March 31, 2000 and 1999, have been audited by other auditors whose report, dated July 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 193, Outsourcing Growth Trust Series, at March 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
July 16, 2001

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                         OUTSOURCING GROWTH TRUST SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2001


ASSETS

Securities, at market value (cost, $362,321) (Note 1)                $464,613
Dividends receivable                                                      107
Unamortized deferred organization and offering costs                    1,458
Receivable from investment transactions                                 9,481
                                                                     --------
Total Assets                                                         $475,659
                                                                     ========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                     $ 163
Cash overdraft                                                          8,044
Unit redemptions payable                                                9,432
                                                                     --------
Total Liabilities                                                      17,639
                                                                     --------

Net assets, applicable to 33,241 outstanding units
     of fractional undivided interest:
   Cost of Trust assets (Note 1)                                      362,321
   Net unrealized appreciation (depreciation) (Note 2)                102,292
   Distributable funds (deficit)                                       47,332
   Less deferred sales charge (Note 3)                                (53,925)
                                                                     --------
                                                                      458,020
                                                                     --------

Total Liabilities and Net Assets                                     $475,659
                                                                     ========

Net asset value per unit                                              $13.779
                                                                     ========



See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                         OUTSOURCING GROWTH TRUST SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2001

  Number of                                                             Market
   Shares            Name of Issuer of Equity Securities*                Value

                     BUSINESS SERVICES - 16%
                     -----------------
      582            APAC Teleservices, Inc.                            $3,056
    1,478(3)         Catalina Marketing Corporation                     48,138
      765            Central Parking Corporation                        13,923
      606            UniFirst Corporation                                7,939
                     ELECTRONICS MANUFACTURING - 21%
                     -------------------------
    1,006            SCI Systems, Inc.                                  18,309
    2,073(1)         Sanmina Corporation                                40,554
    2,081            Solectron Corporation                              39,560
                     INFORMATION SERVICES - 43%
                     --------------------
      717            Analysts International Corporation                  3,720
      610            Automatic Data Processing, Inc. (ADP)              33,172
       60(2)         Choicepoint, Inc.                                   2,028
      307            Electronic Data Systems Corporation                17,149
      429            Equifax, Inc.                                      13,406
      391            Fair Isaac & Company, Inc.                         22,877
      370            First Data Corporation                             22,093
      720            Keane, Inc.                                         9,360
    1,252(2)         Paychex, Inc.                                      46,403
      590            SunGard Data Systems, Inc.                         29,046
                     STAFFING - 20%
                     --------
      370            CDI Corporation                                     4,810
    1,207            Kforce.com, Inc. (formerly, Romac
                       International, Inc.)                              6,413
      315            Manpower, Inc.                                      9,072
      661            Modis Professional Corp.                            3,041
    1,905(1)         On Assignment, Inc.                                39,767
      993(1)         Robert Half International, Inc.                    22,194
    1,237            Spherion Corporation (formerly, Interim
                       Services, Inc.)                                   8,583
                                                                      --------
                     Total investments (total cost $362,321)          $464,613
                                                                      ========


* Percentages are calculated based on total market value of investments.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                         OUTSOURCING GROWTH TRUST SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2001



(1)   The number of shares reflects the effect of a two for one stock split.

(2)   The number of shares reflects the effect of a three for two stock split.

(3)   The number of shares reflects the effect of a three for one split.



See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                         OUTSOURCING GROWTH TRUST SERIES

                            STATEMENTS OF OPERATIONS

                                                    Year ended March 31,
                                             2001         2000          1999


Dividend income                              $1,750       $2,283       $4,416

Expenses:
   Trustee and other service fees              (645)        (859)      (1,802)
   Evaluator's fees                            (123)        (181)        (387)
   Supervisory fees                            (161)        (197)        (486)
   Administrative fees                          (46)         (66)        (113)
   Amortization of organization and
     offering costs                          (1,400)      (1,400)      (1,400)
   Other expenses                              (226)        (400)        (770)
                                          -----------------------------------
   Total expenses                            (2,601)      (3,103)      (4,958)
                                          -----------------------------------
     Investment income (loss) - net            (851)        (820)        (542)

Net gain (loss) on investments:
   Net realized gain (loss)                  73,435      131,751      217,759
   Change in net unrealized
     appreciation (depreciation)           (206,613)     142,618     (492,804)
                                          -----------------------------------
                                           (133,178)     274,369     (275,045)
                                          -----------------------------------
Net increase (decrease) in net assets
   resulting from operations              $(134,029)    $273,549    $(275,587)
                                          ===================================



See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                         OUTSOURCING GROWTH TRUST SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                  Year ended March 31,
                                               2001        2000          1999

Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net               $(851)      $(820)       $(542)
   Net realized gain (loss) on investments     73,435     131,751      217,759
   Change in net unrealized appreciation
     (depreciation) on investments           (206,613)    142,618     (492,804)
                                            ----------------------------------
                                             (134,029)    273,549     (275,587)

Units issued                                        -           -            -

Unit redemptions (11,975, 34,775 and
   74,079 units in 2001, 2000 and 1999,
   respectively)                             (210,671)   (511,349)  (1,077,413)

Distributions to unit holders:
   Investment gain (loss) - net                     -           -            -
   Principal from investment transactions           -     (28,838)           -
                                            ----------------------------------
                                                    -     (28,838)           -
                                            ----------------------------------
Total increase (decrease) in net assets      (344,700)   (266,638)  (1,353,000)

Net assets:
   Beginning of the year                      802,720   1,069,358    2,422,358
                                            ----------------------------------
   End of the year (including distributable
     funds (deficit) applicable to Trust
     units of $47,332, $53,771 and $51,171
     at March 31, 2001, 2000 and 1999,
     respectively)                           $458,020    $802,720   $1,069,358
                                             =================================

Trust units outstanding at the
   end of the period                           33,241      45,216       79,991
                                             =================================



See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                         OUTSOURCING GROWTH TRUST SERIES

                          NOTES TO FINANCIAL STATEMENTS


1.   Significant accounting policies

The Outsourcing Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies involved in providing business services, electronics manufacturing, information services and staffing.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0096 per annum per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $7,000, have been deferred and are being amortized over five years from the Initial Date of Deposit.

Reclassification -

Certain expenses in the prior years have been reclassified to conform to the current year presentation.

2.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2001 follows:


               Unrealized appreciation                            $199,247
               Unrealized depreciation                             (96,955)
                                                                  --------
                                                                  $102,292
                                                                  ========

3.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout each period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each year. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the year.



                                               Year ended March 31,
                                           2001         2000          1999

Dividend income                           $.045        $.040          $.038
Expenses                                  (.067)       (.055)         (.043)
                                         ----------------------------------
     Investment income (loss) - net       (.022)       (.015)         (.005)

Distributions to unit holders:
   Investment gain (loss) - net               -            -             -
   Principal from investment transactions     -        (.588)            -

Net gain (loss) on investments           (3.952)       4.988         (2.349)
                                         ----------------------------------
     Total increase
(decrease) in net assets                 (3.974)       4.385         (2.354)

Net assets:
   Beginning of the period               17.753       13.368         15.722
                                         ----------------------------------

   End of the period                    $13.779      $17.753        $13.368
                                        ===================================

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                         OUTSOURCING GROWTH TRUST SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                The Chase Manhattan Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                          SMALL-CAP GROWTH TRUST SERIES
                                  329,413 UNITS


PROSPECTUS
Part One
Dated July 31, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The First Trust Special Situations Trust, Series 193, Small-Cap Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which, at the Initial Date of Deposit, were considered to be small-capitalization ("small-cap") companies. At June 18, 2001, each Unit represented a 1/329,413 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including income and principal cash. At June 18, 2001, the Public Offering Price per Unit was $13.117 (see "Public Offering" in Part
Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        SMALL-CAP GROWTH TRUST SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 18, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank



GENERAL INFORMATION


Number of Units                                                        329,413
Fractional Undivided Interest in the Trust per Unit                  1/329,413
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $4,223,187
   Aggregate Value of Securities per Unit                              $12.820
   Income and Principal cash (overdraft) in the Portfolio             $(31,965)
   Income and Principal cash (overdraft) per Unit                       $(.097)
   Sales Charge 3.093% (3.0% of Public Offering Price,
     including income and principal cash)                                $.394
   Public Offering Price per Unit                                      $13.117
Redemption Price and Sponsor's Repurchase Price per Unit
   ($.394 less than the Public Offering Price per Unit)                $12.723

Date Trust Established                                          April 16, 1997
Mandatory Termination Date                                      April 15, 2002
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0010 per unit annually.
Annual amortization of organization and offering costs: $4,326 annually. Trustee's Annual Fee: $.0096 per unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 2,500 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 193,
Small-Cap Growth Trust Series


We have audited the statement of assets and liabilities of The First Trust Special Situations Trust, Series 193, Small-Cap Growth Trust Series (the "Trust"), including the schedule of investments, at March 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended March 31, 2000 and 1999, have been audited by other auditors whose report, dated July 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 193, Small-Cap Growth Trust Series, at March 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
July 16, 2001

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                          SMALL-CAP GROWTH TRUST SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 2001

ASSETS

Securities, at market value (cost, $2,782,022) (Note 1)            $3,975,594
Dividends receivable                                                      277
Unamortized deferred organization and offering costs                    4,503
                                                                   ----------
Total Assets                                                       $3,980,374
                                                                   ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                    $1,597
Cash overdraft                                                         11,972
                                                                   ----------
Total Liabilities                                                      13,569
                                                                   ----------

Net assets, applicable to 339,971 outstanding units
     of fractional undivided interest:
   Cost of Trust assets (Note 1)                                    2,782,022
   Net unrealized appreciation (depreciation) (Note 2)              1,193,572
   Distributable funds (deficit)                                      616,058
   Less deferred sales charges (note 3)                              (624,847)
                                                                   ----------
                                                                    3,966,805
                                                                   ----------

Total Liabilities and Net Assets                                   $3,980,374
                                                                   ==========

Net asset value per unit                                              $11.668
                                                                   ==========



See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                          SMALL-CAP GROWTH TRUST SERIES

                             SCHEDULE OF INVESTMENTS

                                 March 31, 2001


  Number of                                                             Market
   shares            Name of Issuer of Equity Securities*                value

    2,434            Belden Wire, Inc.                                 $48,802
    6,248            Benchmark Electronics, Inc.                       121,836
    5,205            Davita Inc. (formerly, Total Renal Care
                        Holdings, Inc.)                                 88,381
    4,747            Express Scripts, Inc.                             411,470
    2,382            Fair Isaac & Company, Inc.                        139,371
    9,439            Gentex Corporation                                218,277
   17,924(1)         Jack Henry & Associates                           424,584
    2,775            Innovex, Inc.                                      13,703
    5,237            MICROS Systems, Inc.                              106,049
    4,422            Mueller Industries, Inc.                          132,837
    5,494            NCI Building Systems, Inc.                         92,849
    5,126            Nova Corporation (Georgia)                         94,523
    2,388            Nuevo Energy Company                               42,315
    3,090            OM Group, Inc.                                    164,542
    6,707            Outback Steakhouse, Inc.                          170,760
    2,397            Radian Group, Inc.                                162,397
    4,131            Roper Industries, Inc.                            147,890
    2,826            SPSS, Inc.                                         47,867
    6,041            Solectron Corporation                             114,839
   10,428            Sovereign Bancorp, Inc.                            88,315
    3,574            Speedway Motorsports, Inc.                         92,924
    3,232            Supervalu, Inc.                                    43,083
    3,668            Ultratech Stepper, Inc.                            90,324
    4,151            UniFirst Corporation                               54,378
   13,957(1)         Waters Corporation                                648,303
    4,127            Zions Bancorp                                     214,975
                                                                    ----------
                     Total investments (total cost $2,782,022)      $3,975,594
                                                                    ==========



* Percentages are calculated based on total market value of investments.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                          SMALL-CAP GROWTH TRUST SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                 March 31, 2001



(1)   The number of shares reflects the effect of a two for one stock split.



See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                          SMALL-CAP GROWTH TRUST SERIES

                            STATEMENTS OF OPERATIONS



                                                  Year ended March 31,
                                             2001          2000         1999

Dividend income                             $14,054      $22,906      $43,292

Expenses:
   Trustee and other service fees            (4,674)      (7,662)     (24,914)
   Evaluator's fees                          (1,257)      (1,678)      (3,139)
   Supervisory fees                          (1,590)      (2,013)      (3,662)
   Administrative fees                         (454)        (629)      (1,046)
   Amortization of organization and
     offering costs                          (4,326)      (4,326)      (4,326)
   Other expenses                            (2,163)      (2,885)      (3,150)
                                          ------------------------------------
   Total expenses                           (14,464)     (19,193)     (40,237)
                                          ------------------------------------
     Investment income (loss) - net            (410)       3,713        3,055

Net gain (loss) on investments:
   Net realized gain (loss)                (477,967)      74,061      437,080
   Change in net unrealized appreciation
      (depreciation)                        187,251      408,410   (3,097,453)
                                          ------------------------------------
                                           (290,716)     482,471   (2,660,373)
                                          ------------------------------------
Net increase (decrease) in net assets
   resulting from operations              $(291,126)    $486,184  $(2,657,318)
                                          ====================================



See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                          SMALL-CAP GROWTH TRUST SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS



                                                    Year ended March 31,
                                                 2001       2000         1999
Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net                 $(410)     $3,713      $3,055
   Net realized gain (loss) on investments     (477,967)     74,061     437,080
   Net unrealized appreciation (depreciation)
     on investments                             187,251     408,410  (3,097,453)
                                            -----------------------------------
                                               (291,126)    486,184  (2,657,318)

Unit redemptions (92,606, 312,383 and 730,236
   in 2001, 2000 and 1999, respectively)     (1,170,824) (3,823,964) (9,425,810)

Distributions to unit holders:
   Investment gain (loss) - net                     -       (11,830)         -
   Principal from investment transactions      (167,444)   (316,177)         -
                                            -----------------------------------
                                               (167,444)   (328,007)         -
                                            -----------------------------------
Total increase (decrease) in net assets      (1,629,394) (3,665,787)(12,083,128)

Net assets:
   Beginning of the year                      5,596,199   9,261,986  21,345,114
                                            -----------------------------------
   End of the year (including distributable
     funds (deficit) applicable to Trust
     units of $616,058, $794,139 and
     $630,088 at March 31, 2001, 2000 and
     1999, respectively)                     $3,966,805  $5,596,199  $9,261,986
                                             ==================================

Trust units outstanding at the
   end of the period                            339,971     432,577     744,960
                                             ==================================



See notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                          SMALL-CAP GROWTH TRUST SERIES

                          NOTES TO FINANCIAL STATEMENTS


1.   Significant accounting policies

The Small-Cap Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which, at the Initial Date of Deposit, were considered to be small-capitalization ("small-cap") companies.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0096 per annum per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit. The Trust also pays recurring financial reporting costs and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $21,629, have been deferred and are being amortized over five years from the Initial Date of Deposit.

Reclassification -

Certain expenses in the prior years have been reclassified to conform to the current year presentation.


2. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at March 31, 2001 follows:


               Unrealized appreciation                          $1,645,889
               Unrealized depreciation                            (452,317)
                                                                ----------
                                                                $1,193,572
                                                                ==========

3.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.615% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made monthly on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout each period -

Dividend income, Expenses and Investment gain (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period.


                                                 Year ended March 31,
                                            2001        2000         1999

Dividend income                             $.037       $.040        $.041
Expenses                                    (.038)      (.034)       (.038)
                                           --------------------------------
     Investment income (loss) - net         (.001)       .006         .003

Distributions to unit holders:
   Investment gain (loss) - net                 -       (.024)           -
   Principal from investment
     transactions                           (.401)      (.644)           -

Net gain (loss) on investments              (.867)      1.166       (2.039)
                                           --------------------------------
     Total increase (decrease)
       in net assets                       (1.269)       .504       (2.036)

Net assets:
   Beginning of the period                 12.937      12.433       14.469
                                           --------------------------------

   End of the period                      $11.668     $12.937      $12.433
                                          ================================

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                          SMALL-CAP GROWTH TRUST SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                 Nike Securities L.P.
                                           1001 Warrenville Road
                                           Lisle, Illinois  60532
                                           (800) 621-1675

                  TRUSTEE:                 The Chase Manhattan Bank
                                           4 New York Plaza, 6th Floor
                                           New York, New York  10004-2413

                  LEGAL COUNSEL            Chapman and Cutler
                  TO SPONSOR:              111 West Monroe Street
                                           Chicago, Illinois  60603

                  LEGAL COUNSEL            Carter, Ledyard & Milburn
                  TO TRUSTEE:              2 Wall Street
                                           New York, New York  10005

                  INDEPENDENT              Deloitte & Touche LLP
                  AUDITORS:                180 North Stetson Avenue
                                           Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.




                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                          NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                    ONLY BE USED WITH PART ONE
Dated April 30, 2001                                    AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                             1-800-621-9533

                             Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          5
Distribution of Units                                    6
The Sponsor's Profits                                    6
The Secondary Market                                     6
How We Purchase Units                                    6
Expenses and Charges                                     6
Tax Status                                               8
Retirement Plans                                        10
Rights of Unit Holders                                  10
Income and Capital Distributions                        11
Redeeming Your Units                                    12
Removing Securities from a Trust                        13
Amending or Terminating the Indenture                   14
Information on the Sponsor, Trustee and Evaluator       14
Other Information                                       15

                      The FT Series

The FT Series Defined.

We, Nike Securities L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two Prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among Nike Securities L.P., as Sponsor, The Chase Manhattan Bank as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trusts" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                      Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain of the Trusts may be issued by companies with market capitalizations of less than $2 billion. The share prices of these small-cap companies are often more volatile than those of larger companies as a result of several factors common to many such issuers, including limited trading volumes, products or financial resources, management inexperience and less publicly available information.

Distributions. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Because the Treasury Obligations pay no interest until their maturity, Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. The closed-end investment companies in turn invest in other securities. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                     Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Investment Comparisons.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance.

                  The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                  The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                  How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                  Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

As Sponsor, we will be compensated for providing bookkeeping and other administrative services to the Trusts, and will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also now chargeable to such Trusts. Historically, we paid these fees and expenses. First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to certain Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. For certain Trusts, Securities Evaluation Service, Inc. acts as Evaluator, and will receive a fee as set forth under "Summary of Essential Information" in Part One of this prospectus. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to us, First Trust Advisors L.P., Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit.
Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                       Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities and Treasury Obligations (collectively, the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt and that the RIC Shares and the REIT Shares constitute qualifying shares in regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (i.e., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income is considered to be received by the Trust. This is true even if you elect to have your distributions automatically reinvested into additional Units.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total proceeds received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits or in the case of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the lowest tax bracket). For tax years beginning after December 31, 2000, the 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property with a holding period of more than five years. However, the reduction of the 20% rate to 18% applies only if the holding period for the property begins after December 31, 2000. Therefore, you will not be eligible for the 18% capital gain rate on assets for which your holding period began before January 1, 2001. However, if you are an individual, you may elect to treat certain assets you hold on January 1, 2001 as having been sold for their fair market value on the next business day after January 1, 2001 for purposes of this holding period requirement. If you make this election for an asset, the asset would be eligible for the 18% rate if it is held by you for more than five years after this deemed sale. If you make this election, you must recognize any gain from this deemed sale, but any loss is not recognized.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units or the date your Trust purchases a Trust Asset to determine the holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code may, however, treat certain capital gains as ordinary income in special situations (for example, in the case of gain on the Debt Obligations attributable to market discount). In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. The application of the rules described above in the case of pass-through entities such as the REITs and RICs will be prescribed in future Treasury Regulations. The Internal Revenue Service has released preliminary guidance which provides that, in general, pass-through entities such as REITs and RICs may designate their capital gains dividends as either a 20% rate gain distribution or an unrecaptured section 1250 gain distribution, depending on the nature of the gain received by the pass-through entity.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. The basis of your Unit and of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation (not including unaccrued original issue discount). Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is sold or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units included accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs. Distributions on a RIC Share are eligible for the dividends received deduction only to the extent that the dividends received by the Unit owner are attributable to dividends received by the RIC itself from certain domestic corporations and are designated by the RIC as being eligible for the dividends received deduction. Finally, because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive an undivided interest in Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such fractional portion of the Trust Asset.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. However, individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Interest and dividend payments on your Trust Assets of foreign companies that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will generally not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

                    Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                 Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

            Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                  Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, no In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

            Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

          Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to all Unit holders which will specify how you should tender your certificates, if any, to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

    Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, Nike Securities L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $35 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2000, the total partners' capital of Nike Securities L.P. was $21,676,108 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th Floor, New York, New York, 10004-2413. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus and registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements for periods prior to that audited by Deloitte & Touche LLP were audited by other auditors whose report expressed an unqualified opinion on those financial statements.

                             FIRST TRUST (R)

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                          NIKE SECURITIES L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                             April 30, 2001

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                   Communications Growth Trust Series
                 Communications Growth Portfolio Series
                     Communications Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated November 30, 2000                          PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of communications companies, diversified across domestic and international companies involved in communications services, data networking/communications equipment and wireless communications.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Communications Industry. Because more than 25% of each Trust is invested in communications companies, each Trust is considered to be concentrated in the communications industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Communications companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Rapid deregulation, both in the United States and internationally, allows companies to develop products and services for a larger market, but also exposes them to fierce global competition.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                   Communications Growth Trust Series
                 Communications Growth Portfolio Series
                     Communications Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                               Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust  (R)

                     Communications Growth Trust Series
                    Communications Growth Portfolio Series
                       Communications Portfolio Series

                  The First Trust (R) Special Situations Trust
                              The FT Series

                           Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 30, 2000. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Communications                                              1


Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Communications. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be

Page 1

able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2


                         Energy Portfolio Series
                       Energy Growth Trust Series

                                FT Series
     The First Trust(registered trademark) Special Situations Trust

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated September 29, 2000                          PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   First Trust (registered trademark)

                             1-800-621-9533

                              Portfolio

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Energy Industry. Because more than 25% of each Trust is invested in companies that explore for, produce, refine, distribute or sell petroleum or gas products, or provide parts or services to petroleum or gas companies, these Trusts are considered to be concentrated in the energy industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General problems of the petroleum and gas products industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. and Russian crude oil production will likely lead to a greater world dependence on oil from OPEC nations which may result in more volatile oil prices.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                   FIRST TRUST (registered trademark)

                         Energy Portfolio Series
                       Energy Growth Trust Series
                                FT Series
     The First Trust(registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                   First Trust (registered trademark)

                         Energy Portfolio Series
                        Energy Growth Trust Series
                               The FT Series
      The First Trust(registered trademark) Special Situations Trust

Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 29, 2000. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Energy                                                      2


Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Energy. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The Trusts invest in Securities of companies involved in the energy industry. The business activities of companies held in the Trusts may include: production, generation, transmission, marketing, control, or measurement of gas and oil; the provision of component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control.

The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments. As a result of the foregoing, the Securities in the Trusts may be subject to rapid price volatility. The Sponsor is unable to predict what impact the foregoing factors will have on the Securities during the life of the Trusts.

According to the U.S. Department of Commerce, the factors which will most likely shape the energy industry include the price and availability of oil from the Middle East, changes in U.S. environmental policies and the continued decline in U.S. production of crude oil. Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries ("OPEC") and highly uncertain and potentially more volatile oil prices. Factors which the Sponsor believes may increase the profitability of oil and petroleum operations include increasing demand for oil and petroleum products as a result of the continued increases in annual miles driven and the improvement in refinery operating margins caused by increases in average domestic refinery utilization rates. The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others. Surplus capacity in Saudi Arabia and a few other countries and the utilization of that capacity prevented, during the Persian Gulf crisis, and continues to prevent, severe market disruption. Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty. The restoration of a large portion of Kuwait and Iraq's production and export capacity could lead to such a development in the absence of substantial growth in world oil demand. Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas. Because of the 1990-1991 crisis in the Middle East, the mandatory system has since been replaced with a voluntary system. Production under the new system has had to be curtailed on at least one occasion as a result of weak prices, even in the absence of supplies from Kuwait and Iraq. The pressure to deviate from mandatory quotas, if they are reimposed, is likely to be substantial and could lead to a weakening of prices. In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production and exports from the Soviet Union. Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained. Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

Declining U.S. crude oil production will likely lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions. Increasing sensitivity to environmental concerns will also pose serious challenges to the industry over the coming decade. Refiners are likely to be required to make heavy capital investments and make major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act. If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the industry entirely. Moreover, lower consumer demand due to increases in energy efficiency and conservation, gasoline reformulations that call for less crude oil, warmer winters or a general slowdown in economic growth in this country and abroad could negatively affect the price of oil and the profitability of oil companies. No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility. Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damage. Oil production and refining operations are subject to extensive federal, state and local environmental laws and regulations governing air emissions and the disposal of hazardous materials. Increasingly stringent environmental laws and regulations are expected to require companies with oil production and refining operations to devote significant financial and managerial resources to pollution control. General problems of the oil and petroleum products industry include the ability of a few influential producers to significantly affect production, the concomitant volatility of crude oil prices, increasing public and governmental concern over air emissions, waste product disposal, fuel quality and the environmental effects of fossil-fuel use in general.

In addition, any future scientific advances concerning new sources of energy and fuels or legislative changes relating to the energy industry or the environment could have a negative impact on the petroleum products industry. While legislation has been enacted to deregulate certain aspects of the oil industry, no assurances can be given that new or additional regulations will not be adopted. Each of the problems referred to could adversely affect the financial stability of the issuers of any petroleum industry stocks in each of the Trusts.

                 INVESTMENT SERVICES GROWTH TRUST SERIES

               The First Trust(R) Special Situations Trust
                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated July 31, 2001                              PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks of brokerage and investment services companies. The Trusts do not include Treasury
Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide the potential for above-average capital appreciation by investing a Trust's portfolio in common stocks issued by brokerage and investment services companies ("Equity Securities") which the Sponsor believes are experiencing record-setting earnings and profits growth. There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities which are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. Each Trust's portfolio is diversified with companies which are engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management or related investment advisory services. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis and the judgment of the Sponsor's research experts. At the Initial Date of Deposit, the Sponsor believed that these companies had above-average growth prospects for both sales and earnings and established market shares for their services.

Many brokerage/investment services firms are setting their prospects overseas. Industry giants with formidable multi-dimensional and global profit-generating capabilities are buying out brokerage firms in many countries, while others are entering into joint ventures with their foreign counterparts. Gaining a global foothold has, in many cases, bolstered earnings, profits and stock prices. Late in 1996, the Federal Reserve loosened its limitations on banks underwriting securities, which will allow banks to acquire brokerage firms. Brokerage firms should also benefit from recently enacted capital-gains tax cuts.

An investment in Units of a Trust should be made with an understanding of the problems and risks such an investment may entail. The Trusts consist of companies engaged in investment banking/brokerage and investment management. Such companies include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Recently, ongoing consolidation in the industry and the strong stock market has benefited stocks which investors believe will benefit from greater investor and issuer activity. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the Equity Securities included in the Trusts will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally. There is no assurance that the objectives of the Trusts will be achieved.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                         Percent of          Percent of
Dollar Amount of Transaction             Offering            Net Amount
at Public Offering Price*                Price               Invested
____________________________             __________          __________
$ 50,000 but less than $100,000          0.25%               0.2506%
$100,000 but less than $250,000          0.50%               0.5025%
$250,000 but less than $500,000          1.00%               1.0101%
$500,000 or more                         2.00%               2.0408%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

Sales will be made to dealers and other selling agents at prices which reflect a concession or agency commission of 65% of the maximum sales charge.

Any such reduced sales charge shall be the responsibility of the party making the sale. The reduced sales charge structure will apply on all purchases of Units of a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                 Investment Services Growth Trust Series

               The First Trust(R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS

                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                     OUTSOURCING GROWTH TRUST SERIES

              The First Trust (R) Special Situations Trust

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated July 31, 2001                              PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by outsourcing companies. The Trusts do not include Treasury Obligations. See
"Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide above-average capital appreciation potential by investing a Trust's portfolio in common stocks of outsourcing companies ("Equity
Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market.

An investment in Units of a Trust should be made with an understanding of the problems and risks such an investment may entail. The Trusts consist of companies engaged in providing specialized, vendor-supplied services, such as temporary staffing, information technology services, electronics manufacturing services, and industrial services. Companies in this field are subject to rapidly changing technology, cyclical market patterns, evolving industry standards, economic recession in the industries they service, shifting corporate trends regarding the hiring of vendors and general stock market volatility. An unexpected change in one or more of the foregoing factors may have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities will be able to respond timely to compete in the rapidly developing marketplace.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                             Percent of          Percent of
Dollar Amount of Transaction                 Offering            Net Amount
at Public Offering Price*                    Price               Invested
_______________                              __________          __________
$ 50,000 but less than $100,000              0.25%               0.2506%
$100,000 but less than $250,000              0.50%               0.5025%
$250,000 but less than $500,000              1.00%               1.0101%
$500,000 or more                             2.00%               2.0408%

*The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

It is the intention of the Sponsor to qualify Units of the Trusts for sale in a number of states. Sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

Any such reduced sales charge shall be the responsibility of the party making the sale. The reduced sales charge structure will apply on all purchases of Units of a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                     Outsourcing Growth Trust Series

              The First Trust (R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                      SMALL-CAP GROWTH TRUST SERIES

              The First Trust (R) Special Situations Trust
                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated July 31, 2001                              PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks of 40 small capitalization companies. The Trusts do not include Treasury
Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide above-average capital appreciation potential by investing a Trust's portfolio in common stocks of 40 small capitalization companies which, on the Initial Date of Deposit, the Sponsor believed had substantial growth potential ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market.

An investment in Units of a Trust should be made with an understanding of the problems and risks such an investment may entail. While historically small-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of the companies in which the Trusts may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Trusts to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                           Percent of          Percent of
Dollar Amount of Transaction               Offering            Net Amount
at Public Offering Price*                  Price               Invested
_______________                            __________          __________
$ 50,000 but less than $100,000            0.25%               0.2506%
$100,000 but less than $250,000            0.50%               0.5025%
$250,000 but less than $500,000            1.00%               1.0101%
$500,000 or more                           2.00%               2.0408%

*The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

It is the intention of the Sponsor to qualify Units of the Trusts for sale in a number of states. Sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

Any such reduced sales charge shall be the responsibility of the party making the sale. The reduced sales charge structure will apply on all purchases of Units of a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                      Small-Cap Growth Trust Series

              The First Trust (R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors


                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Special Situations Trust, Series 193 COMMUNICATIONS GROWTH TRUST, SERIES 1, ENERGY GROWTH TRUST, SERIES 2, INVESTMENT SERVICES GROWTH TRUST, SERIES 1, OUTSOURCING GROWTH TRUST, SERIES 1, SMALL-CAP TRUST, SERIES 1, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on July 31, 2001

                     The First Trust Special Situations Trust,
                       Series 193
                     COMMUNICATIONS GROWTH TRUST, SERIES 1
                     ENERGY GROWTH TRUST, SERIES 2
                     INVESTMENT SERVICES GROWTH TRUST, SERIES 1
                     OUTSOURCING GROWTH TRUST, SERIES 1
                     SMALL-CAP TRUST, SERIES 1
                                    (Registrant)
                     By   NIKE SECURITIES L.P.
                                    (Depositor)


                     By   Robert M. Porcellino
                          Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    July 31, 2001
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )  Robert M. Porcellino
                                          )    Attorney-in-Fact**

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2

                  INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of The First Trust Special Situations Trust Series of our reports dated July 16, 2001 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP


Chicago, Illinois
July 26, 2001